Finance Costs	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Finance costs	5. Finance costs
	Year ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
Interest on bank overdraft	132	136	—
Interest on bank borrowings	4	1	3
Interest on leases	13	13	12
	149	150	15